Revenues (Details) - Schedule of Group’s Revenues Disaggregated revenue - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Schedule of Revenue Disaggregated [Abstract]
Miniature camera and related equipment (from Odysight.ai)				$ 24
Revenues from commissions (from Eventer)	2,103	2,465		1,185
Revenues from sale of products (from Jeffs’ Brands)	10,008	5,861		6,509
Revenues from internet services (from Gix Internet)	79,613	83,532	[1]
MUSE and related equipment (from Xylo Technologies)				2,400
Disaggregation of revenues	$ 91,724	$ 91,858		$ 10,118

[1]	The revenues from Gix Internet are presented for the period from February 28, 2022 to December 31, 2022.